Leases - Schedule Of Balance Sheet Information Of Lessor Related To Leases (Detail) - Factory [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Lessor, Lease, Description [Line Items]
Finance lease receivables, current portion, net	¥ 11,388		¥ 11,100
Finance lease receivables, non-current portion, net	204,435		205,118
Total Finance lease receivables, net	¥ 215,823	¥ 4,477	¥ 216,218